Legal Actions (Details) $ in Millions	Nov. 30, 2016 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) legal_action	Dec. 20, 2024 legal_action	Sep. 26, 2022 legal_action	Jun. 30, 2022 legal_action	Jul. 13, 2012 USD ($)
Liability for contingent litigation losses [Member]
Legal Actions (Textual) [Abstract]
Range of possible loss, portion not accrued			$ 2,000.0
Advisory Account Cash Sweep Matters [Member] | Subsequent Event [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Estimate of Possible Loss		$ 35.0
Company 401 (K) Plan Matters - Plan Participants [Member]
Legal Actions (Textual) [Abstract]
Loss contingency, pending claims, number | legal_action					1
Hiring Practices Matters [Member]
Legal Actions (Textual) [Abstract]
Loss contingency, pending claims, number | legal_action						1
Interchange Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Estimate of Possible Loss							$ 6,600.0
Litigation Settlement, Expense	$ 6,200.0
Litigation Settlement, Funds Remaining from 2012	5,300.0
Litigation Settlement, Additional Funding	900.0
Litigation Settlement, Additional Funding Allocated to WFC	$ 94.5
Seminole Tribe - Administration of a minor’s trust [Member]
Legal Actions (Textual) [Abstract]
Loss contingency, pending claims, number | legal_action			3
Zelle Litigation [Member]
Legal Actions (Textual) [Abstract]
Loss contingency, pending claims, number | legal_action				1